Basis of Presentation and Significant Accounting Policies - Schedule of Restatement of Previously Issued Condensed Consolidated Financial Statements - Statements of Cash Flows (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ (15,098)	$ 1,358	$ (190,229)	$ (702)
Adjustments to reconcile net loss to net cash from operating activities [Abstract]
Depreciation and amortization expense
Depreciation expense	4,131	3,996	15,926	15,248
Amortization expense	1,714	1,880	8,702	6,343
Goodwill and intangible assets impairment expense			162,154	1,281
Amortization of deferred loan fees and line of credit fees	236	98		0
Amortization of label design fees				0
Stock-based compensation expense	1,269	3,440	6,737	5,116
Provision for doubtful accounts	(17)	(8)	369	(294)
Remeasurement of contingent consideration liabilities	971	185	141	(3,415)
Net unrealized gain on interest rate swap agreements	95	(9,327)	(6,343)	(22,578)
Provision for deferred income tax	195	2,296	(31,734)	643
Loss on disposition of assets	(797)	0	8,300	366
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(8,870)	(547)	12,939	(12,588)
Inventories	1,851	(6,953)	(17,569)	18,462
Prepaid expenses and other current assets	6,207	2,388	(3,031)	(3,127)
Other assets	68	(1,861)	1,565	(2,607)
Accounts payable	(1,452)	2,103	5,264	(7,535)
Accrued liabilities and other payables	3,853	3,702	5,637	297
Other			0	(836)
Net cash (used in) provided by operating activities	(4,451)	1,988	(8,411)	15,839
Cash flows from investing activities
Label design expenditures				0
Net cash provided by (used in) investing activities	(2,098)	(3,454)	5,874	(98,362)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Outstanding checks in excess of cash	1,123	6,074	1,676	1,025
Net cash (used in) provided by financing activities	6,940	(2,172)	(28,788)	8,402
Net change in cash, cash equivalents and restricted cash	391	(3,638)	(31,325)	(74,121)
Cash, cash equivalents and restricted cash, end of year	$ 18,624	$ 45,920	18,233	49,558
Supplemental cash flow information
Acquisition of assets under capital leases			(692)
Previously Reported
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income				(679)
Adjustments to reconcile net loss to net cash from operating activities [Abstract]
Depreciation and amortization expense				23,930
Depreciation expense				0
Amortization expense				0
Goodwill and intangible assets impairment expense				0
Amortization of deferred loan fees and line of credit fees				394
Amortization of label design fees				973
Stock-based compensation expense				6,915
Provision for doubtful accounts				(22)
Remeasurement of contingent consideration liabilities				(3,570)
Net unrealized gain on interest rate swap agreements				(22,950)
Provision for deferred income tax				981
Loss on disposition of assets				485
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable				(13,183)
Inventories				18,075
Prepaid expenses and other current assets				(4,656)
Other assets				(2,464)
Accounts payable				(7,795)
Accrued liabilities and other payables				(2,217)
Other				0
Net cash (used in) provided by operating activities				15,982
Cash flows from investing activities
Label design expenditures				(143)
Net cash provided by (used in) investing activities				(98,505)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Outstanding checks in excess of cash				1,759
Net cash (used in) provided by financing activities				9,136
Net change in cash, cash equivalents and restricted cash				(73,387)
Cash, cash equivalents and restricted cash, end of year				50,292
Supplemental cash flow information
Acquisition of assets under capital leases			0
Adjustments
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income				(23)
Adjustments to reconcile net loss to net cash from operating activities [Abstract]
Depreciation and amortization expense				(23,930)
Depreciation expense				15,248
Amortization expense				6,343
Goodwill and intangible assets impairment expense				1,281
Amortization of deferred loan fees and line of credit fees				(394)
Amortization of label design fees				(973)
Stock-based compensation expense				(1,799)
Provision for doubtful accounts				(272)
Remeasurement of contingent consideration liabilities				155
Net unrealized gain on interest rate swap agreements				372
Provision for deferred income tax				(338)
Loss on disposition of assets				(119)
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable				595
Inventories				387
Prepaid expenses and other current assets				1,529
Other assets				(143)
Accounts payable				260
Accrued liabilities and other payables				2,514
Other				(836)
Net cash (used in) provided by operating activities				(143)
Cash flows from investing activities
Label design expenditures				143
Net cash provided by (used in) investing activities				143
Net Cash Provided by (Used in) Financing Activities [Abstract]
Outstanding checks in excess of cash				(734)
Net cash (used in) provided by financing activities				(734)
Net change in cash, cash equivalents and restricted cash				(734)
Cash, cash equivalents and restricted cash, end of year				$ (734)
Supplemental cash flow information
Acquisition of assets under capital leases			$ (692)